Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events
Subsequent Events

16.Subsequent Events

Amendment of Warrants

On April 13, 2015, the Company’s board of directors amended the exercise price of warrants issued on January 14, 2014 to the note holders who provided short-term financing.  The number of shares covered by warrants issued totaled 821,250 which previously had an exercise price of $3.60. The amendment reduced the exercise price to $1.40. All other terms of the warrants remained the same.

Notes Payable

Since March 31, 2015, the Company borrowed a total of $408,000 from directors, Mr. Hanson and Mr. Davis.  The loans are unsecured at a stated interest rate of 10% and mature on June 30, 2015.

16.           Subsequent Events

Addendum to Financing Commitment Letter

In February 2015, the Company entered into an addendum to the financing commitment letter dated as of July 30, 2014 with our directors James L. Davis and Michael J. Hanson, under which addendum Messrs. Davis and Hanson agreed to extend from January 31, 2015 to January 31, 2016 the maturity date for the repayment of principal advanced under the commitment letter ($450,000), plus interest.  Under the addendum, interest will continue to accrue from the date of advance at the rate of 10% per annum.  As part of the amendment, the directors did not renew the remaining amount available under the original terms of the financial commitment letter.

Guarantee of Lease by a Director

In February 2015, the Company entered into an agreement with a director, James L. Davis which guarantees financial responsibility for the obligations under the terms of a lease arrangement which he entered into on behalf of the Company.  In addition, the Company entered into an agreement with Mr. Davis which provides for the same lease terms as he entered into on behalf of the Company.  The lease agreement provides financing up to $500,000 of IT equipment the Company anticipates procuring for its data centers to accommodate the overall increase in transactions and ensure it is able to meet customer uptime requirements.   As consideration to the director for providing his guarantee, the Company issued the director a five-year warrant to purchase up to 407,614 shares of common stock at $1.15 per share.  The warrant was 100% vested and exercisable upon issuance.

Executive Employment and Board of Directors

On January 5, 2015, the Company appointed Bruce Whitmore to serve as its Chief Information Officer and Executive Vice President.  Mr. Whitmore’s employment with the Company commenced according to the terms of an employment offer letter and executive employment agreement effective January 5, 2015 (the “Employment Agreement”). The term of the Employment Agreement is for one year with automatic annual renewals. Under the Employment Agreement, Mr. Whitmore will receive an annualized base salary of $197,550, in accordance with the Company’s standard payroll practices, and is eligible for performance-based cash bonuses in the discretion of Company’s board of directors and its compensation committee.  In addition, Mr. Whitmore has been offered the Company’s standard employee benefits for health, dental and life and disability insurance. As contemplated by the Employment Agreement, on January 5, 2015, the Company granted to Mr. Whitmore a stock option for the purchase of up to 175,000 shares at a price of $1.50 per share under its current stock incentive plan. A total of 58,333 shares purchasable under the option vested immediately on January 5, 2015, 58,333 shares will vest on January 5, 2016 and the remaining 58,334 shares will vest on January 5, 2017, so long as Mr. Whitmore remains an employee of the Company.

On January 21, 2015, Terril H. Peterson resigned from the board of directors of the Company.  The Company does not believe that Mr. Peterson’s resignation was caused by any disagreement with the Company or any of its executive officers or with respect to any matter relating to the Company’s operations, policies or practices.

On February 12, 2015, the Company appointed Rod Jardine as a director of our Company. In connection with his election, the Board approved the issuance to Mr. Jardine of options to purchase 120,000 shares of the Company’s common stock, at an exercise price equal to $1.00 per share, outside of the Company’s 2014 Equity Incentive Plan.  These options vest one-third on the date of grant and one-third on the first two anniversaries of the grant date, and have a 5 year term from the grant date.

Amendment of Warrants

On April 13, 2015, the Company’s board of directors amended the exercise price of warrants issued on January 14, 2014 to the note holders who provided short-term financing.  The number of shares covered by warrants issued totaled 821,250 which previously had an exercise price of $3.60. The amendment reduced the exercise price to $1.40. All other terms of the warrants remained the same.

Notes Payable

Since December 31, 2014, the Company borrowed $310,000 each from directors, Mr. Hanson and Mr. Davis.  The loans are unsecured at a stated interest rate of 10% and mature on June  30, 2015.